Securities Held to Maturity (Tables)	12 Months Ended
Jun. 30, 2014
Amortized Cost, Gross Unrealized Gains and Losses and Fair Value of Securities

Amortized cost, gross unrealized gains and losses and fair value of debt securities and mortgage-backed securities at June 30, 2014 and 2013 and stratification by contractual maturity of debt securities at June 30, 2014 are presented below:

	June 30, 2014
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)

Securities held to maturity:

Debt securities:

U.S. agency securities	$144,349	$6	$1,408	$142,947
Obligations of state and political subdivisions	72,065	15	1,555	70,525

Total debt securities	216,414	21	2,963	213,472

Mortgage-backed securities:

Collateralized mortgage obligations:

Federal Home Loan Mortgage Corporation	20	2	—	22
Federal National Mortgage Association	264	30	—	294
Non-agency securities	54	—	1	53

Total collateralized mortgage obligations	338	32	1	369

Mortgage pass-through securities:

Residential pass-through securities:
Government National Mortgage Association	9	—	—	9
Federal Home Loan Mortgage Corporation	283	4	—	287
Federal National Mortgage Association	114,276	140	83	114,333

Total residential pass-through securities	114,568	144	83	114,629

Commercial pass-through securities:
Federal National Mortgage Association	180,752	73	2,042	178,783

Total commercial pass-through securities	180,752	73	2,042	178,783

Total mortgage-backed securities	295,658	249	2,126	293,781

Total securities held to maturity	$512,072	$270	$5,089	$507,253

	June 30, 2013
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)

Securities held to maturity:

Debt securities:

U.S. agency securities	$144,747	$14	$3,622	$141,139
Obligations of state and political subdivisions	65,268	4	4,083	61,189

Total debt securities	210,015	18	7,705	202,328

Mortgage-backed securities:

Collateralized mortgage obligations:

Federal Home Loan Mortgage Corporation	22	3	—	25
Federal National Mortgage Association	350	32	—	382
Non-agency securities	105	3	2	106

Total collateralized mortgage obligations	477	38	2	513

Mortgage pass-through securities:

Residential pass-through securities:
Federal Home Loan Mortgage Corporation	98	4	—	102
Federal National Mortgage Association	231	9	—	240

Total residential pass-through securities	329	13	—	342

Commercial pass-through securities:
Federal National Mortgage Association	100,308	—	4,716	95,592

Total commercial pass-through securities	100,308	—	4,716	95,592

Total mortgage-backed securities	101,114	51	4,718	96,447

Total securities held to maturity	$311,129	$69	$12,423	$298,775

Securities Available for Sale [Member]
Stratification by Contractual Maturity of Securities

Stratification by contractual maturity of securities at June 30, 2014 are presented below:

	June 30, 2014
	Amortized Cost	Fair Value
	(In Thousands)
Debt securities available for sale:
Due in one year or less	$—	$—
Due after one year through five years	20,059	20,221
Due after five years through ten years	172,269	171,118
Due after ten years	218,900	216,559

	$411,228	$407,898

Securities Held to Maturity [Member]
Stratification by Contractual Maturity of Securities

Stratification by contractual maturity of securities at June 30, 2014 are presented below:

	June 30, 2014
	Amortized Cost	Fair Value
	(In Thousands)
Debt securities held to maturity:
Due in one year or less	$5,809	$5,825
Due after one year through five years	146,079	144,664
Due after five years through ten years	37,107	36,442
Due after ten years	27,419	26,541

	$216,414	$213,472